Acquisition Activity - Pro Forma Information (Details) - Sabadell United - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Net interest income	$ 924,348	$ 842,945
Non-interest income	219,021	255,022
Net income	$ 174,246	$ 246,799